Label	Element	Value
Pacer Swan SOS Moderate (January) ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $7.57 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.70%
Pacer Swan SOS Moderate (January) ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $681.99 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.50%
Pacer Swan SOS Moderate (January) ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $579.63 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.40%)
Pacer Swan SOS Moderate (January) ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $764.77 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.20%)
Pacer Swan SOS Moderate (January) ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	104.10%
Pacer Swan SOS Moderate (January) ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.60%)
Pacer Swan SOS Moderate (January) ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.50%